Share Purchase Warrants (Details) - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Share Purchase Warrants
Warrants Outstanding, Beginning Balance	3,571,429	3,571,429
Granted (Note 9(h))			3,571,429
Warrants Outstanding, Ending Balance	3,571,429	3,571,429	3,571,429
Weighted Average Exercise Price, Beginning Balance	$ 0.11	$ 0.11
Weighted Average Exercise Price change in fair value	0	0	$ 0
Weighted Average Exercise Price Granted (Note 9(h))			0.11
Weighted Average Exercise Price, Ending Balance	$ 0.11	$ 0.11	$ 0.11
Weighted average remaining contractual life Beginning Balance	3 years 1 month 13 days	4 years 1 month 13 days
Weighted average remaining contractual life, granted			5 years
Weighted average remaining contractual life, Ending Balance	2 years 1 month 13 days	3 years 1 month 13 days	4 years 1 month 13 days
Liability amount, Beginning Balance	$ 304,438	$ 225,093
Liability amount, granted (Note 9(h))			$ 48,846
Liability amount, Change in fair value	(189,425)	79,345	176,247
Liability amount, Ending Balance	$ 115,013	$ 304,438	$ 225,093